Segment reporting - Consolidated Statement of Financial Position By Operating Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Vessels	$ 6,323,773	$ 2,617,484
Assets under construction	738,298	628,405
Right-of-use assets	4,847	1,910
Other tangible assets	23,981	21,628
Prepayments	1,075	1,657
Intangible assets	12,710	16,187
Goodwill	177,022	0
Receivables	97,116	75,076
Investments at fair value	89,826	45,001
Investments in equity accounted investees	21,520	16,805
Deferred tax assets	2,850	10,074
Total non-current assets	7,493,018	3,434,227
Total current assets	912,556	470,819
LIABILITIES
Bank and other loans	2,839,590	1,450,869
Other notes	0	198,887
Other borrowings	1,876,795	667,361
Lease liabilities	3,368	1,451
Other payables	20
Employee benefits	1,180	1,060
Deferred tax liabilities	485	438
Total non-current liabilities	4,721,438	2,320,066
Total current liabilities	1,060,816	392,656
Less: Elimina-tions
ASSETS
Vessels	0	0
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Prepayments	0	0
Intangible assets	0	0
Goodwill	0
Receivables	0	(20,799)
Investments at fair value	0	0
Investments in equity accounted investees	0	0
Deferred tax assets	0	0
Total non-current assets	0	(20,799)
Total current assets	(1,726,626)	(567,763)
LIABILITIES
Bank and other loans	0	0
Other notes		0
Other borrowings	(9,434)	(11,679)
Lease liabilities	0	0
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	(9,434)	(11,679)
Total current liabilities	(1,717,192)	(576,883)
Marine | Operating segments
ASSETS
Vessels	6,323,773	2,617,484
Assets under construction	738,298	628,405
Right-of-use assets	4,330	1,304
Other tangible assets	12,592	13,091
Prepayments	0	0
Intangible assets	12,455	15,917
Goodwill	177,022
Receivables	96,687	95,650
Investments at fair value	89,826	45,001
Investments in equity accounted investees	10,570	4,396
Deferred tax assets	2,850	10,074
Total non-current assets	7,468,403	3,431,322
Total current assets	2,621,828	1,018,427
LIABILITIES
Bank and other loans	2,839,590	1,450,869
Other notes		198,887
Other borrowings	1,886,229	679,040
Lease liabilities	2,953	932
Other payables	20
Employee benefits	1,180	1,060
Deferred tax liabilities	28	12
Total non-current liabilities	4,730,000	2,330,800
Total current liabilities	2,767,317	963,048
Euronav | Operating segments
ASSETS
Vessels	1,121,450	1,456,324
Assets under construction	191,168	129,332
Right-of-use assets	456	761
Other tangible assets	396	391
Prepayments	0	0
Intangible assets	10,955	13,080
Goodwill	0
Receivables	51,764	49,762
Investments at fair value	45,001	45,001
Investments in equity accounted investees	0	918
Deferred tax assets	493	465
Total non-current assets	1,421,683	1,696,034
Total current assets	553,226	393,114
LIABILITIES
Bank and other loans	1,036,213	945,286
Other notes		198,887
Other borrowings	124,956	133,916
Lease liabilities	407	520
Other payables	20
Employee benefits	1,180	1,060
Deferred tax liabilities	0	0
Total non-current liabilities	1,162,776	1,279,669
Total current liabilities	1,688,947	304,704
Bocimar
ASSETS
Goodwill	177,000
Bocimar | Operating segments
ASSETS
Vessels	4,518,624	648,600
Assets under construction	319,806	272,292
Right-of-use assets	3,462	0
Other tangible assets	0	0
Prepayments	0	0
Intangible assets	0	0
Goodwill	177,022
Receivables	5,678	0
Investments at fair value	44,825	0
Investments in equity accounted investees	6,870	0
Deferred tax assets	0	0
Total non-current assets	5,076,287	920,892
Total current assets	1,438,681	31,856
LIABILITIES
Bank and other loans	1,475,661	248,482
Other notes		0
Other borrowings	1,598,175	304,323
Lease liabilities	2,285	0
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	3,076,121	552,805
Total current liabilities	812,681	394,781
Delphis | Operating segments
ASSETS
Vessels	210,530	220,935
Assets under construction	5,147	4,055
Right-of-use assets	0	0
Other tangible assets	0	0
Prepayments	0	0
Intangible assets	0	0
Goodwill	0
Receivables	0	0
Investments at fair value	0	0
Investments in equity accounted investees	0	0
Deferred tax assets	0	7,531
Total non-current assets	215,677	232,521
Total current assets	13,259	7,403
LIABILITIES
Bank and other loans	61,770	64,539
Other notes		0
Other borrowings	76,031	79,512
Lease liabilities	0	0
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	137,801	144,051
Total current liabilities	31,533	42,723
Bochem | Operating segments
ASSETS
Vessels	276,374	244,259
Assets under construction	62,112	26,217
Right-of-use assets	0	0
Other tangible assets	0	0
Prepayments	0	0
Intangible assets	0	0
Goodwill	0
Receivables	0	0
Investments at fair value	0	0
Investments in equity accounted investees	0	0
Deferred tax assets	0	0
Total non-current assets	338,486	270,476
Total current assets	9,229	5,455
LIABILITIES
Bank and other loans	23,585	25,406
Other notes		0
Other borrowings	77,633	149,611
Lease liabilities	0	0
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	101,218	175,017
Total current liabilities	239,687	96,203
Windcat | Operating segments
ASSETS
Vessels	196,542	47,023
Assets under construction	160,065	189,706
Right-of-use assets	412	543
Other tangible assets	257	372
Prepayments	0	0
Intangible assets	0	0
Goodwill	0
Receivables	10,283	8,727
Investments at fair value	0	0
Investments in equity accounted investees	3,464	3,417
Deferred tax assets	0	0
Total non-current assets	371,023	249,788
Total current assets	53,292	40,383
LIABILITIES
Bank and other loans	235,123	159,842
Other notes		0
Other borrowings	0	0
Lease liabilities	261	412
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	28	12
Total non-current liabilities	235,412	160,266
Total current liabilities	161,416	99,550
Port vessels | Operating segments
ASSETS
Vessels	253	343
Assets under construction	0	6,803
Right-of-use assets	0	0
Other tangible assets	11,939	12,328
Prepayments	0	0
Intangible assets	1,500	2,837
Goodwill	0
Receivables	28,962	37,161
Investments at fair value	0	0
Investments in equity accounted investees	236	61
Deferred tax assets	2,357	2,078
Total non-current assets	45,247	61,611
Total current assets	554,141	540,216
LIABILITIES
Bank and other loans	7,238	7,314
Other notes		0
Other borrowings	9,434	11,678
Lease liabilities	0	0
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	16,672	18,992
Total current liabilities	(166,947)	25,087
H2 Infra | Operating segments
ASSETS
Vessels	0	0
Assets under construction	0	0
Right-of-use assets	171	176
Other tangible assets	9,270	6,613
Prepayments	0	948
Intangible assets	0	0
Goodwill	0
Receivables	254	225
Investments at fair value	0	0
Investments in equity accounted investees	10,088	9,610
Deferred tax assets	0	0
Total non-current assets	19,783	17,572
Total current assets	3,991	1,444
LIABILITIES
Bank and other loans	0	0
Other notes		0
Other borrowings	0	0
Lease liabilities	151	159
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	151	159
Total current liabilities	4,889	1,537
H2 Industry | Operating segments
ASSETS
Vessels	0	0
Assets under construction	0	0
Right-of-use assets	346	430
Other tangible assets	2,119	1,924
Prepayments	1,075	709
Intangible assets	255	270
Goodwill	0
Receivables	175	0
Investments at fair value	0	0
Investments in equity accounted investees	862	2,799
Deferred tax assets	0	0
Total non-current assets	4,832	6,132
Total current assets	13,363	18,711
LIABILITIES
Bank and other loans	0	0
Other notes		0
Other borrowings	0	0
Lease liabilities	264	360
Other payables	0
Employee benefits	0	0
Deferred tax liabilities	457	426
Total non-current liabilities	721	786
Total current liabilities	$ 5,802	$ 4,954